Net Loss Per Share - Summary of Basic and Diluted Net Income (Loss) per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Numerator:
Net income (loss) attributable to the Yatsen Holding Limited’s shareholders	¥ (1,540,734)	$ (241,774)	¥ (2,687,807)	¥ 75,359
Accretion to preferred shares redemption value			(242,209)	(59,200)
Deemed dividend due to modification of preferred shares			(1,054,220)	(61,239)
Net loss attributable to ordinary shareholders of Yatsen Holding Limited	¥ (1,540,734)	$ (241,774)	¥ (3,984,236)	¥ (45,080)
Denominator:
Denominator for basic and diluted calculation—weighted average number of ordinary shares outstanding | shares	2,526,833,201	2,526,833,201	833,714,126	450,499,736
Net loss per ordinary share
—Basic | (per share)	¥ (0.61)	$ (0.10)	¥ (4.78)	¥ (0.10)
—Diluted | (per share)	¥ (0.61)	$ (0.10)	¥ (4.78)	¥ (0.10)